UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

Elfun Income Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Bonds and Notes—97.9% †		Principal Amount	Fair Value
U.S. Treasuries—16.5%
U.S. Treasury Bond
2.50%	02/15/45	$5,752,300	$5,610,063	(a)
U.S. Treasury Notes
0.75%	02/15/19	2,500,000	2,492,970
1.13%	01/15/19	7,000,000	7,055,510
1.75%	12/31/20	14,460,500	14,820,885	(a)
2.13%	12/31/22	10,956,500	11,384,055	(a)
2.25%	11/15/25	6,576,900	6,847,428
			48,210,911
Agency Mortgage Backed—24.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	22,030	24,007
5.00%	07/01/35 - 06/01/41	1,251,905	1,405,559
5.50%	05/01/20 - 04/01/39	383,088	437,031
6.00%	04/01/17 - 11/01/37	744,748	854,791
6.50%	07/01/29	2,083	2,370
7.00%	10/01/16 - 08/01/36	130,220	148,480
7.50%	11/01/29 - 09/01/33	8,281	8,845
8.00%	11/01/30	4,482	4,948
Federal National Mortgage Assoc.
2.22%	04/01/37	2,754	2,808	(b)
3.00%	02/01/43 - 06/01/43	10,396,331	10,696,989	(a)
3.50%	11/01/42 - 08/01/45	1,536,333	1,614,597	(a)
4.00%	05/01/19 - 02/01/46	23,274,962	25,190,016
4.00%	01/01/41 - 03/01/44	5,248,431	5,649,516	(a)
4.50%	05/01/18 - 01/01/41	5,518,765	6,016,125
5.00%	07/01/20 - 06/01/41	2,052,901	2,313,280
5.50%	06/01/20 - 01/01/39	1,560,289	1,748,864
6.00%	05/01/19 - 08/01/35	1,321,392	1,522,286
6.00%	05/01/41	1,579,744	1,816,405	(a)
6.50%	07/01/17 - 08/01/36	174,237	197,693
6.50%	08/01/28	1,996	2,282	(a)
7.00%	10/01/16 - 02/01/34	19,437	20,544
7.50%	12/01/26 - 12/01/33	75,858	87,446
8.00%	06/01/24 - 01/01/33	11,868	12,699
8.00%	09/01/25 - 10/01/31	13,233	15,625	(a)
8.50%	04/01/30	4,003	5,158	(a)
9.00%	12/01/17 - 12/01/22	6,754	7,340
2.50%	TBA	346,417	355,646	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	2,697,165	2,858,305
4.00%	01/20/41 - 04/20/43	3,166,809	3,413,429
4.50%	08/15/33 - 03/20/41	1,591,763	1,733,395
5.00%	08/15/33	78,734	88,081
6.00%	04/15/27 - 09/15/36	337,155	388,476
6.50%	04/15/19 - 09/15/36	131,581	150,925
7.00%	11/15/27 - 10/15/36	83,554	93,692
7.50%	03/15/23 - 11/15/31	32,991	34,527
8.00%	09/15/27 - 06/15/30	31,629	33,029
8.50%	10/15/17	2,759	2,827
9.00%	11/15/16 - 12/15/21	6,814	7,134
5.00%	TBA	1,167,000	1,286,777	(c)
5.50%	TBA	435,000	486,818	(c)
			70,738,765

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	1,113	1,107	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,383,835	3,930	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 -11/15/30	974,499	64,504	(f)
5.00%	02/15/38	8,163	101	(f)
5.50%	06/15/33	69,133	14,112	(f)
6.16%	08/15/25	369,436	34,071	(b,f)
8.00%	04/15/20	659	678
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,343	1,129	(d,e)
5.51%	08/15/43	763,326	154,942	(b,f)
8.00%	02/01/23 - 07/01/24	4,935	974	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	2,999	2,894	(d,e)
1.23%	12/25/42	318,369	14,009	(b,f)
5.00%	02/25/40 - 09/25/40	480,639	51,810	(f)
5.57%	07/25/38 - 12/25/41	958,823	192,744	(b,f)
8.00%	05/25/22	7	106	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	79,239	76,616	(d,e)
4.50%	08/25/35 - 01/25/36	166,915	26,916	(f)
5.00%	03/25/38 - 05/25/38	92,707	14,842	(f)
5.50%	12/25/33	23,208	4,511	(f)
6.00%	01/25/35	84,846	17,418	(f)
7.50%	11/25/23	14,501	2,773	(f)
8.00%	08/25/23 - 07/25/24	9,974	2,130	(f)
8.50%	03/25/17 - 07/25/22	4,070	489	(f)
9.00%	05/25/22	2,370	405	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	728,312	37,961	(f)
5.00%	10/20/37 - 09/20/38	368,710	17,259	(f)
5.82%	02/20/40	304,707	48,797	(b,f)
6.36%	01/16/40	501,362	86,772	(b,f)
			874,000
Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	260,477	266,306	(g)
Corporate Notes—43.9%
21st Century Fox America Inc.
3.70%	10/15/25	79,000	82,755	(a)
4.95%	10/15/45	42,000	44,916	(a)
6.65%	11/15/37	248,000	308,864
ABB Finance USA Inc.
1.63%	05/08/17	392,000	394,375	(a)
AbbVie Inc.
1.75%	11/06/17	372,000	373,751	(a)
2.00%	11/06/18	423,000	427,159	(a)
2.50%	05/14/20	415,000	422,760	(a)
3.60%	05/14/25	167,000	175,378	(a)
4.70%	05/14/45	85,000	90,413	(a)
ACCO Brands Corp.
6.75%	04/30/20	426,000	450,495	(a)

Actavis Funding SCS
1.30%	06/15/17	489,000	487,638	(a)
3.00%	03/12/20	208,000	214,021	(a)
3.45%	03/15/22	292,000	303,252	(a)
3.80%	03/15/25	217,000	225,823	(a)
4.75%	03/15/45	41,000	43,432	(a)
Activision Blizzard Inc.
5.63%	09/15/21	428,000	449,935	(a,h)
Aetna Inc.
3.50%	11/15/24	260,000	265,352	(a)
Agrium Inc.
3.38%	03/15/25	104,000	100,138	(a)
4.90%	06/01/43	189,000	179,913	(a)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	209,499	(a)
Altria Group Inc.
2.95%	05/02/23	210,000	217,466	(a)
4.50%	05/02/43	210,000	225,689	(a)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	210,527	(a)
5.00%	03/30/20	317,000	350,877	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	288,067	(a)
6.63%	10/15/22	84,000	87,150	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	167,000	170,633	(a)
4.13%	07/01/24	124,000	127,720	(a)
American Electric Power Company Inc.
2.95%	12/15/22	332,000	336,398	(a)
American Express Co.
3.63%	12/05/24	8,000	8,060	(a)
American Express Credit Corp.
2.60%	09/14/20	417,000	427,291	(a)
American International Group Inc.
3.30%	03/01/21	189,000	193,313
3.75%	07/10/25	417,000	416,686	(a)
4.13%	02/15/24	125,000	130,301	(a)
4.50%	07/16/44	83,000	78,302	(a)
4.80%	07/10/45	208,000	205,134	(a)
American Tower Corp. (REIT)
3.40%	02/15/19	513,000	526,405	(a)
Amgen Inc.
2.20%	05/22/19	433,000	443,037	(a)
Amkor Technology Inc.
6.63%	06/01/21	429,000	407,550	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	158,000	160,928
5.55%	03/15/26	225,000	227,490
5.95%	09/15/16	702,000	713,488
6.60%	03/15/46	90,000	91,904
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	415,000	426,636	(a)
3.65%	02/01/26	400,000	420,660	(a)
4.90%	02/01/46	170,000	189,946	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	519,596	(a)
Anthem Inc.
3.30%	01/15/23	211,000	213,739

Apache Corp.
5.10%	09/01/40	208,000	188,773	(a)
Apple Inc.
2.85%	05/06/21	461,000	483,877	(a)
3.25%	02/23/26	207,000	215,907
3.45%	02/09/45	211,000	190,626	(a)
4.65%	02/23/46	220,000	240,236
Aramark Services Inc.
5.75%	03/15/20	457,000	471,281	(a)
Argos Merger Sub Inc.
7.13%	03/15/23	165,000	174,900	(h)
Ascension Health
4.85%	11/15/53	326,000	374,695	(a)
AstraZeneca PLC
2.38%	11/16/20	147,000	150,037	(a)
3.38%	11/16/25	209,000	216,590	(a)
4.38%	11/16/45	83,000	88,390	(a)
AT&T Inc.
2.38%	11/27/18	458,000	467,937	(a)
2.45%	06/30/20	418,000	422,541	(a)
2.80%	02/17/21	207,000	211,960	(a)
3.40%	05/15/25	214,000	214,533	(a)
4.13%	02/17/26	207,000	218,705	(a)
4.45%	04/01/24	319,000	344,623
4.50%	05/15/35	208,000	205,444	(a)
4.75%	05/15/46	45,000	43,908
4.80%	06/15/44	163,000	159,541	(a)
AutoNation Inc.
4.50%	10/01/25	105,000	107,654	(a)
AutoZone Inc.
3.25%	04/15/25	217,000	217,366	(a)
Bank of America Corp.
1.70%	08/25/17	1,050,000	1,051,503	(a)
2.60%	01/15/19	147,000	149,513	(a)
3.95%	04/21/25	251,000	249,989	(a)
4.00%	01/22/25	414,000	414,801	(a)
4.10%	07/24/23	218,000	230,017	(a)
4.25%	10/22/26	375,000	381,336	(a)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,199,530	(a,h)
Barclays PLC
3.25%	01/12/21	200,000	199,143	(a)
4.38%	01/12/26	255,000	250,237	(a)
5.25%	08/17/45	205,000	205,868	(a)
Barrick Gold Corp.
4.10%	05/01/23	66,000	64,299	(a)
Baxalta Inc.
2.88%	06/23/20	417,000	416,445	(a,h)
4.00%	06/23/25	313,000	318,211	(a,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	408,641
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	202,229	(a)
Berkshire Hathaway Inc.
2.20%	03/15/21	223,000	227,638
2.75%	03/15/23	347,000	353,991
3.13%	03/15/26	313,000	321,719
4.50%	02/11/43	3,000	3,279	(a)

Berry Plastics Corp.
5.13%	07/15/23	260,000	263,250	(a)
6.00%	10/15/22	200,000	209,500	(a,h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	72,000	73,266	(a)
Biogen Inc.
2.90%	09/15/20	83,000	85,454	(a)
4.05%	09/15/25	89,000	95,154	(a)
5.20%	09/15/45	14,000	15,533	(a)
Boston Scientific Corp.
3.85%	05/15/25	210,000	217,862	(a)
BP Capital Markets PLC
1.38%	05/10/18	211,000	209,784	(a)
Branch Banking & Trust Co.
3.63%	09/16/25	430,000	450,608	(a)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	145,000	156,939	(a)
Calpine Corp.
5.75%	01/15/25	251,000	240,960	(a)
5.88%	01/15/24	565,000	593,250	(a,h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	431,000	306,010	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	144,816	(a)
Capital One Financial Corp.
4.20%	10/29/25	416,000	421,389	(a)
Caterpillar Inc.
4.30%	05/15/44	133,000	138,701	(a)
Catholic Health Initiatives
2.60%	08/01/18	125,000	127,333
4.35%	11/01/42	130,000	128,385
CBS Corp.
3.70%	08/15/24	319,000	328,754	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	248,000	259,780	(h)
CCO Safari II LLC
3.58%	07/23/20	313,000	319,958	(a,h)
4.91%	07/23/25	313,000	330,280	(a,h)
6.38%	10/23/35	42,000	46,271	(a,h)
6.48%	10/23/45	83,000	92,379	(a,h)
Celgene Corp.
3.88%	08/15/25	222,000	233,410	(a)
5.00%	08/15/45	208,000	224,982	(a)
CenturyLink Inc.
5.80%	03/15/22	462,000	444,490	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	484,000	451,330	(a,h)
Chevron Corp.
3.19%	06/24/23	207,000	213,459
Chubb INA Holdings Inc.
2.30%	11/03/20	416,000	423,104	(a)
3.15%	03/15/25	292,000	300,482
3.35%	05/03/26	291,000	303,747	(a)
4.35%	11/03/45	87,000	94,843	(a)
Cigna Corp.
3.25%	04/15/25	417,000	414,362	(a)
Cinemark USA Inc.
4.88%	06/01/23	431,000	434,642	(a)

Cisco Systems Inc.
2.20%	02/28/21	195,000	199,265
Citigroup Inc.
1.55%	08/14/17	428,000	427,953	(a)
1.75%	05/01/18	419,000	417,905	(a)
1.85%	11/24/17	200,000	200,468	(a)
2.05%	12/07/18	378,000	379,650	(a)
2.70%	03/30/21	450,000	453,488
4.40%	06/10/25	209,000	213,211	(a)
4.65%	07/30/45	333,000	348,831	(a)
CMS Energy Corp.
4.88%	03/01/44	209,000	222,269	(a)
CNA Financial Corp.
5.88%	08/15/20	326,000	364,001	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	437,392
Cogeco Communications Inc.
4.88%	05/01/20	400,000	411,260	(a,h)
Colgate-Palmolive Co.
4.00%	08/15/45	208,000	228,659	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	134,000	133,223	(a,h)
4.50%	06/01/25	96,000	95,343	(a,h)
Comcast Corp.
3.38%	08/15/25	384,000	408,642	(a)
4.20%	08/15/34	206,000	217,803	(a)
4.60%	08/15/45	210,000	233,047	(a)
ConocoPhillips Co.
3.35%	11/15/24	116,000	112,107	(a)
5.95%	03/15/46	45,000	48,206
Corp Andina de Fomento
4.38%	06/15/22	604,000	663,591
Credit Suisse AG
1.70%	04/27/18	411,000	409,267	(a)
2.60%	05/27/16	405,000	405,968	(a,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	240,839	(a)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	511,000	521,220	(a)
CSX Corp.
4.50%	08/01/54	124,000	122,962	(a)
CubeSmart LP
4.00%	11/15/25	116,000	118,698	(a)
CVS Health Corp.
2.25%	08/12/19	618,000	633,608	(a)
3.88%	07/20/25	417,000	450,191	(a)
5.13%	07/20/45	312,000	361,540	(a)
Daimler Finance North America LLC
2.38%	08/01/18	628,000	638,209	(a,h)
Danaher Corp.
2.40%	09/15/20	207,000	213,802	(a)
4.38%	09/15/45	112,000	125,131	(a)
Denbury Resources Inc.
5.50%	05/01/22	431,000	193,950	(a)
6.38%	08/15/21	184,000	86,480	(a)
Deutsche Bank AG
4.50%	04/01/25	423,000	367,800	(a)
Devon Energy Corp.
5.85%	12/15/25	171,000	165,124	(a)

Dexia Credit Local S.A.
2.25%	01/30/19	843,000	859,219	(h)
Diageo Investment Corp.
2.88%	05/11/22	506,000	529,183	(a)
DigitalGlobe Inc.
5.25%	02/01/21	427,000	388,570	(a,h)
Discover Bank
3.10%	06/04/20	291,000	293,244	(a)
Dollar General Corp.
1.88%	04/15/18	410,000	412,456	(a)
4.13%	07/15/17	412,000	425,331	(a)
4.15%	11/01/25	208,000	218,621	(a)
Dollar Tree Inc.
5.75%	03/01/23	517,000	547,697	(a,h)
Dominion Resources Inc.
3.63%	12/01/24	198,000	200,976
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	416,000	430,335	(a)
Duke Energy Progress LLC
4.15%	12/01/44	125,000	131,311	(a)
Eastman Chemical Co.
3.60%	08/15/22	416,000	433,239	(a)
Ecopetrol S.A.
5.88%	05/28/45	104,000	81,869
Electricite de France S.A.
2.15%	01/22/19	838,000	847,871	(h)
Eli Lilly & Co.
3.70%	03/01/45	41,000	41,736	(a)
EMD Finance LLC
3.25%	03/19/25	208,000	207,817	(a,h)
Enbridge Energy Partners LP
4.20%	09/15/21	173,000	164,292
4.38%	10/15/20	188,000	183,575
Energizer Holdings Inc.
5.50%	06/15/25	433,000	435,078	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	844,000	721,620	(a)
Energy Transfer Partners LP
4.05%	03/15/25	83,000	73,077	(a)
5.15%	03/15/45	78,000	60,648	(a)
6.50%	02/01/42	228,000	209,825	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	220,000	218,426	(a)
EOG Resources Inc.
4.15%	01/15/26	380,000	394,035	(a)
Equinix Inc.
5.88%	01/15/26	85,000	89,505	(a)
ERP Operating LP
4.50%	07/01/44	83,000	88,121	(a)
European Investment Bank
4.88%	01/17/17	850,000	877,103
Express Scripts Holding Co.
3.30%	02/25/21	105,000	107,735
Exxon Mobil Corp.
2.22%	03/01/21	450,000	457,864
3.04%	03/01/26	210,000	215,028
4.11%	03/01/46	135,000	143,185

FedEx Corp.
4.10%	02/01/45	2,000	1,903	(a)
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,900	(a)
Five Corners Funding Trust
4.42%	11/15/23	457,000	479,212	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	222,000	236,481	(a)
Ford Motor Credit Company LLC
3.20%	01/15/21	439,000	449,079	(a)
3.22%	01/09/22	440,000	448,414	(a)
5.88%	08/02/21	318,000	364,640	(a)
Frontier Communications Corp.
7.13%	03/15/19	443,000	455,182	(a)
11.00%	09/15/25	310,000	311,550	(a,h)
General Motors Co.
5.20%	04/01/45	42,000	39,472	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	292,000	292,989	(a)
3.20%	07/13/20	834,000	832,460	(a)
5.25%	03/01/26	225,000	236,120
Georgia-Pacific LLC
3.60%	03/01/25	325,000	336,357	(h)
Gilead Sciences Inc.
3.65%	03/01/26	235,000	250,104
4.80%	04/01/44	94,000	103,315
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	86,000	86,000
Grupo Televisa SAB
5.00%	05/13/45	204,000	186,147
Halliburton Co.
2.70%	11/15/20	208,000	211,257
3.80%	11/15/25	210,000	210,127
5.00%	11/15/45	125,000	122,582
HCA Inc.
4.75%	05/01/23	693,000	705,127	(a)
6.50%	02/15/20	392,000	430,220	(a)
Hess Corp.
5.60%	02/15/41	90,000	80,297
HSBC USA Inc.
2.75%	08/07/20	624,000	627,154
Hyundai Capital America
2.13%	10/02/17	189,000	189,514	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	450,762
ING Bank N.V.
2.70%	08/17/20	200,000	204,242	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	298,169
Ingles Markets Inc.
5.75%	06/15/23	551,000	559,265
Intel Corp.
2.45%	07/29/20	208,000	215,326
International Business Machines Corp.
3.63%	02/12/24	426,000	457,757
Interstate Power & Light Co.
3.40%	08/15/25	415,000	434,021

Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	118,036	(h)
Invesco Finance PLC
3.13%	11/30/22	373,000	380,657
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	125,700	(h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	345,000	301,875	(h)
Jefferies Group LLC
5.13%	01/20/23	168,000	168,660
6.50%	01/20/43	140,000	124,752
Johnson & Johnson
1.65%	03/01/21	150,000	150,789
2.45%	03/01/26	150,000	150,738
3.70%	03/01/46	224,000	235,187
Johnson Controls Inc.
4.63%	07/02/44	204,000	197,256
JPMorgan Chase & Co.
2.55%	10/29/20	207,000	209,876	(a)
3.88%	09/10/24	617,000	632,059	(a)
4.25%	10/01/27	207,000	215,418
5.00%	12/29/49	299,000	285,545	(a,b)
6.10%	10/29/49	500,000	509,505	(a,b)
KB Home
7.00%	12/15/21	506,000	506,000
Kellogg Co.
4.50%	04/01/46	90,000	92,171
Keysight Technologies Inc.
4.55%	10/30/24	252,000	245,651
KFW
2.00%	10/04/22	929,000	943,101
4.50%	07/16/18	238,000	256,586
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	124,165
4.30%	05/01/24	214,000	203,450	(a)
Kinder Morgan Inc.
3.05%	12/01/19	83,000	81,741
4.30%	06/01/25	166,000	157,963
5.55%	06/01/45	125,000	111,118
Kraft Heinz Foods Co.
2.80%	07/02/20	419,000	429,307	(h)
3.95%	07/15/25	268,000	285,479	(h)
L Brands Inc.
5.63%	02/15/22	443,000	482,613
L-3 Communications Corp.
1.50%	05/28/17	286,000	285,040
Lee Enterprises Inc.
9.50%	03/15/22	347,000	341,361	(h)
Lennar Corp.
4.50%	11/15/19	516,000	536,640
4.75%	05/30/25	174,000	170,955
Levi Strauss & Co.
5.00%	05/01/25	259,000	261,590
Lockheed Martin Corp.
2.50%	11/23/20	292,000	299,211
3.55%	01/15/26	417,000	441,406
4.70%	05/15/46	94,000	105,136

Lowe’s Companies Inc.
4.38%	09/15/45	165,000	183,388
LyondellBasell Industries N.V.
4.63%	02/26/55	83,000	74,171
Marathon Oil Corp.
6.00%	10/01/17	455,000	461,249
Marathon Petroleum Corp.
3.63%	09/15/24	415,000	379,639
Marsh & McLennan Companies Inc.
3.50%	03/10/25	205,000	208,516
3.75%	03/14/26	290,000	297,486
Mattel Inc.
2.35%	05/06/19	633,000	641,218
McDonald’s Corp.
2.75%	12/09/20	113,000	117,087
3.70%	01/30/26	265,000	280,890
4.88%	12/09/45	87,000	95,072
Mead Johnson Nutrition Co.
3.00%	11/15/20	291,000	299,163
4.13%	11/15/25	291,000	309,115
Medtronic Inc.
2.50%	03/15/20	125,000	129,400
3.50%	03/15/25	500,000	533,715
4.63%	03/15/45	210,000	234,613
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	164,765
Merck & Company Inc.
2.75%	02/10/25	215,000	220,198
MetLife Inc.
3.60%	11/13/25	208,000	213,223
4.05%	03/01/45	104,000	98,412
4.72%	12/15/44	128,000	133,462
MGM Resorts International
5.25%	03/31/20	258,000	264,450
6.63%	12/15/21	431,000	462,247
Microsoft Corp.
4.00%	02/12/55	217,000	213,208
Mid-America Apartments LP
4.00%	11/15/25	209,000	213,443
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	513,140	(h)
Monsanto Co.
4.70%	07/15/64	120,000	103,724
Morgan Stanley
2.45%	02/01/19	205,000	208,043
2.65%	01/27/20	210,000	213,181	(a)
3.70%	10/23/24	206,000	213,024	(a)
3.88%	01/27/26	62,000	64,700
3.95%	04/23/27	417,000	417,652	(a)
4.10%	05/22/23	580,000	598,330	(a)
5.00%	11/24/25	161,000	174,313	(a)
Motorola Solutions Inc.
4.00%	09/01/24	141,000	130,191
National Retail Properties Inc.
4.00%	11/15/25	208,000	214,032
NCL Corporation Ltd.
4.63%	11/15/20	217,000	218,085	(h)

Newell Rubbermaid Inc.
3.85%	04/01/23	450,000	466,869
4.20%	04/01/26	225,000	235,327
5.50%	04/01/46	135,000	146,152
Newmont Mining Corp.
4.88%	03/15/42	158,000	135,863
Nexen Energy ULC
6.40%	05/15/37	223,000	253,064
NIKE Inc.
3.88%	11/01/45	208,000	217,697
Noble Energy Inc.
3.90%	11/15/24	249,000	234,674
Northern States Power Co.
2.20%	08/15/20	417,000	424,792
Northrop Grumman Corp.
3.85%	04/15/45	49,000	48,504
Novartis Capital Corp.
3.00%	11/20/25	147,000	153,326
4.00%	11/20/45	276,000	295,477
NRG Energy Inc.
6.25%	07/15/22	257,000	238,930
Occidental Petroleum Corp.
3.50%	06/15/25	417,000	427,240
Omnicom Group Inc.
3.63%	05/01/22	170,000	178,552
Oracle Corp.
2.25%	10/08/19	818,000	844,179
2.95%	05/15/25	80,000	81,986
4.13%	05/15/45	85,000	86,869
Owens & Minor Inc.
3.88%	09/15/21	415,000	418,436
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	200,000	210,250	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	643,978
PacifiCorp
6.25%	10/15/37	8,000	10,451
Penn National Gaming Inc.
5.88%	11/01/21	261,000	259,695
PepsiCo Inc.
3.10%	07/17/22	105,000	112,081
4.25%	10/22/44	123,000	131,413
4.60%	07/17/45	125,000	140,970
Perrigo Finance Unlimited Co.
3.50%	03/15/21	225,000	230,537
Petroleos Mexicanos
3.50%	01/30/23	197,000	178,531
5.63%	01/23/46	83,000	69,753
6.38%	02/04/21	165,000	175,972	(h)
Pfizer Inc.
4.40%	05/15/44	131,000	148,144
Philip Morris International Inc.
2.75%	02/25/26	200,000	203,840
4.13%	03/04/43	209,000	216,422
Phillips 66 Partners LP
2.65%	02/15/20	125,000	120,424
3.61%	02/15/25	208,000	189,090

PNC Bank NA
2.40%	10/18/19	440,000	449,183
Praxair Inc.
3.20%	01/30/26	131,000	137,536
Precision Castparts Corp.
4.38%	06/15/45	125,000	137,586
Principal Financial Group Inc.
4.70%	05/15/55	375,000	363,187	(b)
Prologis LP
3.75%	11/01/25	208,000	217,133
Prudential Financial Inc.
5.38%	05/15/45	209,000	206,910	(b)
5.63%	06/15/43	257,000	261,754	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	631,273
PulteGroup Inc.
4.25%	03/01/21	80,000	81,200
5.50%	03/01/26	250,000	257,187
QUALCOMM Inc.
4.80%	05/20/45	149,000	147,639
Quest Diagnostics Inc.
4.70%	03/30/45	125,000	121,143
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	292,000	257,733
Revlon Consumer Products Corp.
5.75%	02/15/21	771,000	792,202	(a)
Reynolds American Inc.
4.45%	06/12/25	126,000	138,689
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	104,000	101,993
Roche Holdings Inc.
2.63%	05/15/26	200,000	199,860	(h)
Rogers Communications Inc.
5.00%	03/15/44	75,000	82,640
Royal Bank of Canada
1.20%	09/19/17	663,000	662,344
4.65%	01/27/26	205,000	208,112
Ryder System Inc.
2.45%	09/03/19	507,000	507,584
Santander Bank NA
2.00%	01/12/18	508,000	503,717
Santander UK Group Holdings PLC
3.13%	01/08/21	265,000	266,550
4.75%	09/15/25	200,000	189,169	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	400,000	435,000	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	567,000	575,088	(h)
4.00%	12/21/25	378,000	390,433	(h)
Sealed Air Corp.
4.88%	12/01/22	258,000	268,320	(h)
5.13%	12/01/24	258,000	267,675	(h)
Shell International Finance BV
3.40%	08/12/23	552,000	572,354	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	466,690
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	332,314	(h)

Southern California Edison Co.
2.40%	02/01/22	165,000	166,674
Spectra Energy Partners LP
4.75%	03/15/24	205,000	220,921
Sprint Corp.
7.63%	02/15/25	472,000	350,460
Standard Industries Inc.
5.38%	11/15/24	516,000	523,740	(a,h)
State Street Corp.
3.55%	08/18/25	415,000	441,766	(j)
Statoil ASA
3.95%	05/15/43	104,000	99,149
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	173,000	172,567	(h)
SUPERVALU Inc.
6.75%	06/01/21	433,000	369,132
T-Mobile USA Inc.
6.50%	01/15/26	130,000	135,038
6.63%	04/01/23	431,000	453,627
Tampa Electric Co.
4.35%	05/15/44	204,000	210,300
Target Corp.
3.50%	07/01/24	60,000	65,838
TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	211,333
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	290,000	310,838	(h)
Teck Resources Ltd.
2.50%	02/01/18	122,000	106,750
3.15%	01/15/17	174,000	167,040
Telecom Italia S.p.A.
5.30%	05/30/24	850,000	871,250	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	161,950
6.00%	10/01/20	416,000	443,040
The Allstate Corp.
5.75%	08/15/53	235,000	238,819	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	605,177	(a,h)
The Boeing Co.
1.65%	10/30/20	208,000	208,082	(a)
2.60%	10/30/25	208,000	211,590	(a)
2.85%	10/30/24	291,000	301,271	(a)
The Coca-Cola Co.
2.88%	10/27/25	416,000	432,942	(a)
The Dow Chemical Co.
4.25%	10/01/34	213,000	207,576	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	507,499
2.63%	01/31/19	207,000	211,131
2.90%	07/19/18	179,000	183,205
3.75%	05/22/25	356,000	364,541
4.00%	03/03/24	208,000	218,176
4.25%	10/21/25	69,000	70,137
4.80%	07/08/44	452,000	472,742
5.15%	05/22/45	209,000	212,378
The Home Depot Inc.
3.35%	09/15/25	292,000	316,561
4.25%	04/01/46	72,000	79,242

The Korea Development Bank
3.38%	09/16/25	205,000	218,316
4.00%	09/09/16	220,000	222,987
The Kroger Co.
2.95%	11/01/21	291,000	303,429
3.50%	02/01/26	134,000	140,892
The Progressive Corp.
3.70%	01/26/45	43,000	41,776
The Toronto-Dominion Bank
2.50%	12/14/20	178,000	181,661
The Walt Disney Co.
2.30%	02/12/21	378,000	390,465
4.13%	06/01/44	90,000	96,555
Time Inc.
5.75%	04/15/22	433,000	384,287	(h)
Time Warner Cable Inc.
4.50%	09/15/42	42,000	37,294
6.55%	05/01/37	123,000	135,031
Time Warner Inc.
3.60%	07/15/25	26,000	26,699
3.88%	01/15/26	382,000	400,787
5.35%	12/15/43	359,000	382,149
TransCanada PipeLines Ltd.
4.88%	01/15/26	205,000	216,625
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	416,963	(a)
Tyco International Finance S.A.
5.13%	09/14/45	125,000	133,877
Tyson Foods Inc.
2.65%	08/15/19	83,000	85,140
3.95%	08/15/24	82,000	87,451
5.15%	08/15/44	82,000	91,710
U.S. Bancorp
5.13%	12/29/49	417,000	426,904	(a,b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	200,745	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	428,000	32,100	(h)
United Rentals North America Inc.
6.13%	06/15/23	340,000	351,050
UnitedHealth Group Inc.
2.70%	07/15/20	275,000	285,782
4.75%	07/15/45	182,000	208,761
US Bank NA
2.80%	01/27/25	310,000	316,428	(a)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	179,000	137,830	(h)
6.38%	10/15/20	229,000	190,070	(h)
Ventas Realty LP
4.13%	01/15/26	169,000	173,617
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,020,980	(a)
3.50%	11/01/24	207,000	217,275	(a)
4.15%	03/15/24	40,000	43,507	(a)
4.40%	11/01/34	208,000	210,324	(a)
4.67%	03/15/55	146,000	140,160	(a)
4.86%	08/21/46	208,000	219,405	(a)
5.05%	03/15/34	353,000	382,686	(a)
5.15%	09/15/23	229,000	264,409	(a)
6.55%	09/15/43	141,000	185,465	(a)

Virgin Media Finance PLC
5.75%	01/15/25	435,000	440,437	(h)
Visa Inc.
2.80%	12/14/22	265,000	276,643
3.15%	12/14/25	265,000	276,755
4.30%	12/14/45	124,000	135,699
Volkswagen Group of America Finance LLC
1.06%	11/20/17	206,000	202,118	(b,h)
2.13%	05/23/19	152,000	150,340	(h)
W.R. Grace & Co.
5.13%	10/01/21	160,000	166,400	(h)
5.63%	10/01/24	428,000	446,190	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	200,222
Wells Fargo & Co.
3.90%	05/01/45	208,000	208,090	(a)
4.10%	06/03/26	266,000	278,479	(a)
4.30%	07/22/27	167,000	177,285	(a)
5.88%	12/29/49	290,000	309,662	(a,b)
5.90%	12/29/49	273,000	276,669	(b)
Western Digital Corp.
7.38%	04/01/23	40,000	40,800	(h)
Williams Partners LP
5.40%	03/04/44	42,000	31,474
Windstream Services LLC
6.38%	08/01/23	400,000	293,000
WPP Finance 2010
3.75%	09/19/24	415,000	420,201
XLIT Ltd.
5.25%	12/15/43	175,000	181,224
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	210,251
			127,850,063
Non-Agency Collateralized Mortgage Obligations—11.0%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	626,537	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	190,649
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	889,553	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	26,988	27,972	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	137,268	144,403	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	94,980	94,874	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	165,040	173,280	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	103,295	103,252	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	445,447	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	834,000	680,164	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	200,411	131,484
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	825,222	882,282

COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	92,118	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	188,049	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	265,333	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	195,777	149,058	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	204,175	201,777	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	403,396	431,696
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	197,046	182,974	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	401,080	272,157	(b)
3.70%	08/10/55	400,511	428,062
4.37%	08/10/55	360,571	326,097	(b)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	312,000	216,008	(h)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	196,196	191,376	(b)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	395,784	399,998	(h)
CSAIL 2015-C1 Commercial Mortgage Trust
3.80%	04/15/50	100,000	75,283	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	135,000	98,655	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	240,335	168,681	(b)
4.11%	08/15/48	320,447	321,506	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.31%	11/10/45	947,206	87,254	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	223,541	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	337,926	338,438
5.32%	08/10/44	190,000	209,670	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	231,551
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	404,500	(h)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	2,731,193	183,547	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	220,408	158,202
4.41%	07/10/48	103,472	100,131	(b)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	460,912	312,970
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	556,028	405,350
Impac CMB Trust Series 2004-5
1.15%	10/25/34	132,497	123,144	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.32%	12/15/47	1,217,296	90,503	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	272,283
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	633,165	644,266

JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
5.19%	05/15/45	174,000	170,280	(b,h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	134,784	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	170,000	174,882	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	310,000	305,938	(b)
4.89%	01/15/47	112,726	99,542	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	210,938	(b)
4.81%	02/15/47	125,901	102,664	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.68%	04/15/47	100,000	79,429	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	394,870	277,581	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	400,742	359,222	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	600,916	644,071
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	171,806	794	(b,f,h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	51,974	51,966	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	243,078	251,845	(b)
6.11%	07/15/40	520,000	537,617	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	25,858	907	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	575,033	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	388,000	382,716	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	152,326	137,041	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	219,667	180,551	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	585,125	477,947	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	843,762	587,609	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	168,649	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	3,129,801	266,057	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	3,736,534	241,005	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	355,828	349,092	(b)
4.24%	04/15/48	990,221	762,846	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	1,039,616	753,507	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	777,954	831,381
4.35%	05/15/48	801,268	757,734	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	166,120	105,705	(h)
4.60%	01/15/49	236,294	224,165	(b)

Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	60,858	60,989	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	250,000	247,850	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	166,357	166,262	(b)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	53,018	53,119	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	430,000	447,000	(b)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	210,000	222,969	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	209,098	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	270,000	199,077	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	730,575	783,559
Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	2,989,239	252,622	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	3,175,075	259,790	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	589,167	609,844
4.22%	06/15/48	327,315	238,991	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	200,306	151,393	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	400,660	427,644
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	200,550	151,499	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	200,441	145,614	(b)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	1,016,442	940,461	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	520,937	559,091
4.47%	12/15/47	200,305	194,412	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	176,460	114,426	(h,k)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	84,818	970
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	256,570
5.13%	12/15/46	170,000	157,097	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	230,603	206,197	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	320,315	(h)
4.72%	03/15/47	290,000	308,870	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	535,456	379,433	(b,h)

WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	769,611	548,540	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	96,000	69,214	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	578,887	(b)
4.59%	03/15/47	590,543	473,539	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	100,165	69,672
			32,192,587
Sovereign Bonds—1.0%
Government of Colombia
2.63%	03/15/23	323,000	300,390
Government of Mexico
3.60%	01/30/25	319,000	325,380
4.00%	10/02/23	208,000	217,880
4.60%	01/23/46	300,000	292,500
4.75%	03/08/44	398,000	397,005
Government of Panama
4.00%	09/22/24	200,000	210,000
Government of Peru
4.13%	08/25/27	123,000	128,843
5.63%	11/18/50	67,000	75,375
Government of Philippines
3.95%	01/20/40	200,000	219,445
4.20%	01/21/24	200,000	225,683
Government of Turkey
3.25%	03/23/23	293,000	276,152
4.88%	04/16/43	206,000	191,116
			2,859,769
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	275,000	333,160
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	394,750
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	176,778
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	543,727
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	272,502
State of California
5.70%	11/01/21	280,000	333,452
State of Illinois
5.10%	06/01/33	125,000	116,894
			2,171,263
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	155,556	9,178	(k,l)
Total Bonds and Notes (Cost $282,839,622)			285,172,842

	Number of Shares	Fair Value
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)	12,886	$339,675

Total Investments in Securities (Cost $283,161,772)		285,512,517

Short-Term Investments—1.9%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $5,542,131)		5,542,131	(a,d,m)

Total Investments (Cost $288,703,903)		291,054,648

Other Assets and Liabilities, net—0.1%		433,936

NET ASSETS—100.0%		$291,488,584

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$16,376	5.00%	12/20/20	$(468,454)	$(363,984)	$(104,470)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	19	$3,278,093	$(25,134)
2 Yr. U.S. Treasury Notes Futures	June 2016	142	$31,062,500	(3,258)
10 Yr. U.S. Treasury Notes Futures	June 2016	19	2,477,422	(1,311)

				$(29,703)

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2016	12	$(1,973,250)	$8,718
5 Yr. U.S. Treasury Notes Futures	June 2016	49	(5,937,039)	(10,887)

				$(2,169)

				$(31,872)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $32,035,568 or 10.99% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$48,210,911	$—	$48,210,911
Agency Mortgage Backed	—	70,738,765	—	70,738,765
Agency Collateralized Mortgage Obligations	—	874,000	—	874,000
Asset Backed	—	266,306	—	266,306
Corporate Notes	—	127,850,063	—	127,850,063
Non-Agency Collateralized Mortgage Obligations	—	32,078,161	114,426	32,192,587
Sovereign Bonds	—	2,859,769	—	2,859,769
Municipal Bonds and Notes	—	2,171,263	—	2,171,263
FNMA (TBA)	—	—	9,178	9,178
Preferred Stock	339,675	—	—	339,675
Short-Term Investments	5,542,131	—	—	5,542,131

Total Investments in Securities	$5,881,806	$285,049,238	$123,604	$291,054,648

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(104,470)	$—	$(104,470)
Long Futures Contracts—Unrealized Depreciation	(29,703)	—	—	(29,703)
Short Futures Contracts—Unrealized Appreciation	8,718	—	—	8,718
Short Futures Contracts—Unrealized Depreciation	(10,887)	—	—	(10,887)

Total Other Financial Instruments	$(31,872)	$(104,470)	$—	$(136,342)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2016 is not presented.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$288,727,700	$6,684,743	$(4,357,795)	$2,326,948

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for the Elfun Government Money Market Fund). The Funds’ Board of Trustees has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“State Street”), for each of the Funds (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ unitholders for approval. Subject to requisite approval by the unitholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 26, 2016